UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 10/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

	Shares	Value
Investment Companies—99.8%[1]
Alternative Funds—17.9%
Oppenheimer Fundamental Alternatives Fund, Cl. I	486,580	$13,624,243
Oppenheimer Global Multi Strategies Fund, Cl. I	1,136,947	26,991,128
Oppenheimer Gold & Special Minerals Fund, Cl. I	604,562	9,781,807
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,597,881	43,396,362
Oppenheimer Real Estate Fund, Cl. I	775,355	19,686,262
		113,479,802
Domestic Equity Funds—25.0%
Oppenheimer Capital Appreciation Fund, Cl. I	994,824	66,384,629
Oppenheimer Main Street Mid Cap Fund, Cl. I	377,267	11,872,585
Oppenheimer Main Street Small Cap Fund, Cl. I	706,249	11,264,673
Oppenheimer Value Fund, Cl. I	1,777,982	68,221,185
		157,743,072
Domestic Fixed Income Funds—40.9%
Oppenheimer Limited-Term Government Fund, Cl. I	15,333,094	67,618,944
Oppenheimer Master Loan Fund, LLC	1,921,313	32,062,696
Oppenheimer Total Return Bond Fund, Cl. I	23,106,906	158,513,378
		258,195,018
Foreign Equity Funds—5.0%
Oppenheimer Developing Markets Fund, Cl. I	112,183	4,735,262
Oppenheimer International Equity Fund, Cl. I	497,261	10,999,408
Oppenheimer International Growth Fund, Cl. I	277,159	12,028,687
Oppenheimer International Small-Mid Company Fund, Cl. I	79,742	3,869,064
		31,632,421
Foreign Fixed Income Fund—10.9%
Oppenheimer International Bond Fund, Cl. I	11,697,223	69,013,617
Money Market Fund—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.01%[2]	361,089	361,089
Total Investments, at Value (Cost $580,747,861)	99.8%	630,425,019
Net Other Assets (Liabilities)	0.2	1,119,472

Net Assets	100.0%	$631,544,491

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares October 31, 2017
Oppenheimer Capital Appreciation Fund, Cl. I	1,047,702	25,469	78,347	994,824
Oppenheimer Developing Markets Fund, Cl. I	119,978	3,815	11,610	112,183
Oppenheimer Fundamental Alternatives Fund, Cl. I	520,002	15,800	49,222	486,580
Oppenheimer Global Multi Strategies Fund, Cl. I	1,218,770	38,756	120,579	1,136,947
Oppenheimer Gold & Special Minerals Fund, Cl. I	649,773	21,210	66,421	604,562

1        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares October 31, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	865,415	237,785	742,111	361,089
Oppenheimer International Bond Fund, Cl. I	12,062,842	774,071	1,139,690	11,697,223
Oppenheimer International Equity Fund, Cl. I	529,090	15,622	47,451	497,261
Oppenheimer International Growth Fund, Cl. I	296,019	9,193	28,053	277,159
Oppenheimer International Small-Mid Company Fund, Cl. I	83,966	2,082	6,306	79,742
Oppenheimer Limited-Term Government Fund, Cl. I	16,199,892	724,951	1,591,749	15,333,094
Oppenheimer Main Street Mid Cap Fund, Cl. I	397,772	9,725	30,230	377,267
Oppenheimer Main Street Small Cap Fund, Cl. I	747,643	19,696	61,090	706,249
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,849,228	118,707	370,054	3,597,881
Oppenheimer Master Loan Fund, LLC	2,043,568	57,778	180,033	1,921,313
Oppenheimer Real Estate Fund, Cl. I	807,449	30,062	62,156	775,355
Oppenheimer Total Return Bond Fund, Cl. Ia	24,074,319	1,252,119	2,219,532	23,106,906
Oppenheimer Value Fund, Cl. I	1,862,407	64,985	149,410	1,777,982

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$66,384,629	$—	$1,885,461	$8,485,937
Oppenheimer Developing Markets Fund, Cl. I	4,735,262	—	118,227	891,979
Oppenheimer Fundamental Alternatives Fund, Cl. I	13,624,243	—	29,018	283,769
Oppenheimer Global Multi Strategies Fund, Cl. I	26,991,128	—	28,681	709,906
Oppenheimer Gold & Special Minerals Fund, Cl. I	9,781,807	—	58,001	(632,325)
Oppenheimer Institutional Government Money Market Fund, Cl. E	361,089	3,572	—	—
Oppenheimer International Bond Fund, Cl. I	69,013,617	2,382,050	307,299	2,579,516
Oppenheimer International Equity Fund, Cl. I	10,999,408	—	277,724	2,039,533
Oppenheimer International Growth Fund, Cl. I	12,028,687	—	489,451	1,778,155
Oppenheimer International Small-Mid Company Fund, Cl. I	3,869,064	—	160,344	679,276

2        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Limited-Term Government Fund, Cl. I	$67,618,944	$948,866		$(53,332)	$ (97,007)
Oppenheimer Main Street Mid Cap Fund, Cl. I	11,872,585	—		365,685	397,037
Oppenheimer Main Street Small Cap Fund, Cl. I	11,264,673	—		175,371	1,033,361
Oppenheimer Master Inflation Protected Securities Fund, LLC	43,396,362	888,453	[b]	29,930 [b]	(339,640)[b]
Oppenheimer Master Loan Fund, LLC	32,062,696	1,412,985	[c]	(164,107)[c]	(219,299)[c]
Oppenheimer Real Estate Fund, Cl. I	19,686,262	257,299		825,628	(502,124)
Oppenheimer Total Return Bond Fund, Cl. Ia	158,513,378	3,687,984		1,133,218	1,268,462
Oppenheimer Value Fund, Cl. I	68,221,185	624,361		2,729,587	2,840,067

Total	$630,425,019	$10,205,570		$8,396,186	$ 21,196,603

a. Prior to June 1, 2017, this fund was named Oppenheimer Core Bond Fund.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

3        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

4        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

2. Securities Valuation (Continued)

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$554,965,961	$75,459,058	$—	$630,425,019

Total Assets	$554,965,961	$75,459,058	$—	$630,425,019

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

5        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Significant Holdings. At period end, the Fund’s investment in Oppenheimer Total Return Bond Fund, accounted for 25.1% of the Fund’s net assets. Additional information on Oppenheimer Total Return Bond Fund, including the audited financials, can be found on the SEC website.

Investment in Oppenheimer Institutional Government Money Market Fund.

The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Fund owns 2.0% of Master Loan and 28.5% of Master Inflation Protected Securities at period end.

6        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—8.9%
Oppenheimer Fundamental Alternatives Fund, Cl. I	586,082	$16,410,282
Oppenheimer Global Multi Strategies Fund, Cl. I	1,371,670	32,563,435
Oppenheimer Gold & Special Minerals Fund, Cl. I	725,640	11,740,852
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,269,730	63,561,623
Oppenheimer Real Estate Fund, Cl. I	949,805	24,115,538
		148,391,730
Domestic Equity Funds—45.3%
Oppenheimer Capital Appreciation Fund, Cl. I	4,739,672	316,278,284
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,761,225	55,425,747
Oppenheimer Main Street Small Cap Fund, Cl. I	3,408,227	54,361,223
Oppenheimer Value Fund, Cl. I	8,427,418	323,360,044
		749,425,298
Domestic Fixed Income Funds—22.9%
Oppenheimer Limited-Term Government Fund, Cl. I	22,442,489	98,971,377
Oppenheimer Master Loan Fund, LLC	2,813,046	46,943,868
Oppenheimer Total Return Bond Fund, Cl. I	33,933,293	232,782,390
		378,697,635
Foreign Equity Funds—16.6%
Oppenheimer Developing Markets Fund, Cl. I	976,228	41,206,599
Oppenheimer International Equity Fund, Cl. I	4,320,577	95,571,174
Oppenheimer International Growth Fund, Cl. I	2,395,612	103,969,543
Oppenheimer International Small-Mid Company Fund, Cl. I	699,678	33,948,386
		274,695,702
Foreign Fixed Income Fund—6.1%
Oppenheimer International Bond Fund, Cl. I	17,091,165	100,837,871
Money Market Fund—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.01%[2]	1,788,353	1,788,353
Total Investments, at Value (Cost $1,319,279,204)	99.9%	1,653,836,589
Net Other Assets (Liabilities)	0.1	1,892,842

Net Assets	100.0%	$1,655,729,431

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares October 31, 2017
Oppenheimer Capital Appreciation Fund, Cl. I	4,950,190	32,655	243,173	4,739,672
Oppenheimer Developing Markets Fund, Cl. I	1,034,389	8,883	67,044	976,228
Oppenheimer Fundamental Alternatives Fund, Cl. I	619,685	5,271	38,874	586,082
Oppenheimer Global Multi Strategies Fund, Cl. I	1,453,990	12,916	95,236	1,371,670
Oppenheimer Gold & Special Minerals Fund, Cl. I	770,653	7,056	52,069	725,640

1        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares October 31, 2017
Oppenheimer Institutional
Government Money Market Fund, Cl. E	2,401,483	96,291	709,421	1,788,353
Oppenheimer International Bond Fund, Cl. I	17,448,407	735,601	1,092,843	17,091,165
Oppenheimer International Equity Fund, Cl. I	4,557,278	36,320	273,021	4,320,577
Oppenheimer International Growth Fund, Cl. I	2,535,010	21,436	160,834	2,395,612
Oppenheimer International Small-Mid Company Fund, Cl. I	731,208	4,833	36,363	699,678
Oppenheimer Limited-Term Government Fund, Cl. I	23,449,648	518,172	1,525,331	22,442,489
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,841,968	12,634	93,377	1,761,225
Oppenheimer Main Street Small Cap Fund, Cl. I	3,572,082	25,523	189,378	3,408,227
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,576,142	47,993	354,405	5,269,730
Oppenheimer Master Loan Fund, LLC	2,962,152	23,366	172,472	2,813,046
Oppenheimer Real Estate Fund, Cl. I	979,943	18,975	49,113	949,805
Oppenheimer Total Return Bond Fund, Cl. Ia	34,989,328	1,071,600	2,127,635	33,933,293
Oppenheimer Value Fund, Cl. I	8,747,923	141,946	462,451	8,427,418

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$316,278,284	$—	$5,832,959	$43,179,850
Oppenheimer Developing Markets Fund, Cl. I	41,206,599	—	696,933	8,005,019
Oppenheimer Fundamental Alternatives Fund, Cl. I	16,410,282	—	22,253	348,782
Oppenheimer Global Multi Strategies Fund, Cl. I	32,563,435	—	23,855	859,008
Oppenheimer Gold & Special Minerals Fund, Cl. I	11,740,852	—	84,080	(761,584)
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,788,353	12,107	—	—
Oppenheimer International Bond Fund, Cl. I	100,837,871	3,449,071	352,617	3,796,372
Oppenheimer International Equity Fund, Cl. I	95,571,174	—	1,778,846	18,161,057
Oppenheimer International Growth Fund, Cl. I	103,969,543	—	2,780,570	16,613,703
Oppenheimer International Small-Mid Company Fund, Cl. I	33,948,386	—	918,177	6,383,734

2        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Limited-Term Government Fund, Cl. I	$98,971,377	$1,375,257		$(56,171)	$ (166,308)
Oppenheimer Main Street Mid Cap Fund, Cl. I	55,425,747	—		1,129,176	2,411,025
Oppenheimer Main Street Small Cap Fund, Cl. I	54,361,223	—		587,878	5,208,362
Oppenheimer Master Inflation Protected Securities Fund, LLC	63,561,623	1,286,087	[b]	43,187 [b]	(493,606)[b]
Oppenheimer Master Loan Fund, LLC	46,943,868	2,050,094	[c]	(240,975)[c]	(313,411)[c]
Oppenheimer Real Estate Fund, Cl. I	24,115,538	312,538		743,753	(350,429)
Oppenheimer Total Return Bond Fund, Cl. Ia	232,782,390	5,365,378		1,691,581	1,770,844
Oppenheimer Value Fund, Cl. I	323,360,044	2,939,037		8,450,849	17,779,772

Total	$1,653,836,589	$16,789,569		$24,839,568	$ 122,432,190

a. Prior to June 1, 2017, this fund was named Oppenheimer Core Bond Fund.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

3        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New YorkStock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

4        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

2. Securities Valuation (Continued)

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$1,543,331,098	$110,505,491	$ —	$1,653,836,589

Total Assets	$1,543,331,098	$110,505,491	$ —	$1,653,836,589

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

5        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Government Money Market Fund.

The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Fund owns 3.00% of Master Loan and 41.75% of Master Inflation Protected Securities at period end.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of

6        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

4. Market Risk Factors (Continued)

assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

	Shares	Value
Investment Companies—100.1%[1]
Alternative Funds—4.7%
Oppenheimer Fundamental Alternatives Fund, Cl. I	364,687	$10,211,242
Oppenheimer Global Multi Strategies Fund, Cl. I	856,599	20,335,670
Oppenheimer Gold & Special Minerals Fund, Cl. I	465,799	7,536,635
Oppenheimer Master Event-Linked Bond Fund, LLC	1,528,740	22,770,870
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,740,231	45,113,344
Oppenheimer Real Estate Fund, Cl. I	535,231	13,589,515
		119,557,276
Domestic Equity Funds—52.1%
Oppenheimer Capital Appreciation Fund, Cl. I	8,396,033	560,267,254
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,440,231	108,264,082
Oppenheimer Main Street Small Cap Fund, Cl. I	5,958,964	95,045,476
Oppenheimer Value Fund, Cl. I	14,573,706	559,193,096
		1,322,769,908
Domestic Fixed Income Funds—10.6%
Oppenheimer Limited-Term Government Fund, Cl. I	14,511,288	63,994,781
Oppenheimer Master Loan Fund, LLC	2,866,460	47,835,222
Oppenheimer Total Return Bond Fund, Cl. I	23,018,418	157,906,349
		269,736,352
Foreign Equity Funds—29.5%
Oppenheimer Developing Markets Fund, Cl. I	2,841,434	119,936,916
Oppenheimer International Equity Fund, Cl. I	11,732,863	259,530,931
Oppenheimer International Growth Fund, Cl. I	6,270,216	272,127,390
Oppenheimer International Small-Mid Company Fund, Cl. I	2,011,072	97,577,225
		749,172,462
Foreign Fixed Income Fund—3.0%
Oppenheimer International Bond Fund, Cl. I	12,855,151	75,845,388
Money Market Fund—0.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.01%[2]	5,366,975	5,366,975
Total Investments, at Value (Cost $1,838,369,836)	100.1%	2,542,448,361
Net Other Assets (Liabilities)	(0.1)	(2,112,975)
Net Assets	100.0%	$2,540,335,386

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2017	Additions	Reductions	October 31, 2017
Oppenheimer Capital Appreciation Fund, Cl. I	8,365,070	690,878	659,915	8,396,033
Oppenheimer Developing Markets Fund, Cl. I	3,205,285	46,421	410,272	2,841,434
Oppenheimer Fundamental Alternatives Fund, Cl. I	469,210	5,940	110,463	364,687
Oppenheimer Global Multi Strategies Fund, Cl. I	902,596	42,057	88,054	856,599

1      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares	Gross	Gross	Shares
	January 31, 2017	Additions	Reductions	October 31, 2017
Oppenheimer Gold & Special Minerals Fund, Cl. I	516,254	8,184	58,639	465,799
Oppenheimer Institutional Government Money Market Fund, Cl. E	5,954,028	112,830	699,883	5,366,975
Oppenheimer International Bond Fund, Cl. I	14,703,828	651,922	2,500,599	12,855,151
Oppenheimer International Equity Fund, Cl. I	13,027,700	180,126	1,474,963	11,732,863
Oppenheimer International Growth Fund, Cl. I	7,535,304	100,558	1,365,646	6,270,216
Oppenheimer International Small- Mid Company Fund, Cl. I	2,337,625	26,459	353,012	2,011,072
Oppenheimer Limited-Term Government Fund, Cl. I	15,566,232	446,497	1,501,441	14,511,288
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,203,148	522,708	285,625	3,440,231
Oppenheimer Main Street Small Cap Fund, Cl. I	7,253,252	82,562	1,376,850	5,958,964
Oppenheimer Master Event-Linked Bond Fund, LLC	1,747,468	23,362	242,090	1,528,740
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,049,833	70,041	379,643	3,740,231
Oppenheimer Master Loan Fund, LLC	2,527,665	603,907	265,112	2,866,460
Oppenheimer Real Estate Fund, Cl. I	565,092	13,906	43,767	535,231
Oppenheimer Total Return Bond Fund, Cl. Ia	24,296,326	904,188	2,182,096	23,018,418
Oppenheimer Value Fund, Cl. I	15,149,620	650,129	1,226,043	14,573,706

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$ 560,267,254	$—	$15,733,899	$71,610,125
Oppenheimer Developing Markets Fund, Cl. I	119,936,916	—	7,791,740	17,995,949
Oppenheimer Fundamental Alternatives Fund, Cl. I	10,211,242	—	33,823	216,704
Oppenheimer Global Multi Strategies Fund, Cl. I	20,335,670	—	4,676	553,520
Oppenheimer Gold & Special Minerals Fund, Cl. I	7,536,635	—	93,252	(530,307)
Oppenheimer Institutional Government Money Market Fund, Cl. E	5,366,975	33,468	—	—
Oppenheimer International Bond Fund, Cl. I	75,845,388	2,644,686	(33,351)	3,240,514
Oppenheimer International Equity Fund, Cl. I	259,530,931	—	7,120,281	47,900,087

2      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Footnotes to Statement of Investments (Continued)

					Change in
				Realized	Unrealized
	Value	Income		Gain (Loss)	Gain (Loss)
Oppenheimer International Growth Fund, Cl. I	$272,127,390	$—		$26,907,199	$24,803,465
Oppenheimer International Small- Mid Company Fund, Cl. I	97,577,225	—		7,102,717	14,308,915
Oppenheimer Limited-Term Government Fund, Cl. I	63,994,781	903,616		(151,393)	7,933
Oppenheimer Main Street Mid Cap Fund, Cl. I	108,264,082	—		2,853,818	3,980,191
Oppenheimer Main Street Small Cap Fund, Cl. I	95,045,476	—		3,202,091	7,260,833
Oppenheimer Master Event-Linked Bond Fund, LLC	22,770,870	1,268,917	[b]	(272,565)[b]	(2,760,562)[b]
Oppenheimer Master Inflation Protected Securities Fund, LLC	45,113,344	929,973	[c]	31,324 [c]	(358,705)[c]
Oppenheimer Master Loan Fund, LLC	47,835,222	1,930,372	[d]	(244,919)[d]	(328,494)[d]
Oppenheimer Real Estate Fund, Cl. I	13,589,515	178,410		658,754	(431,535)
Oppenheimer Total Return Bond Fund, Cl. Ia	157,906,349	3,694,465		2,420,607	(10,497)
Oppenheimer Value Fund, Cl. I	559,193,096	5,137,728		22,455,199	23,343,679
Total	$ 2,542,448,361	$ 16,721,635		$ 95,707,152	$ 210,801,815

a. Prior to June 1, 2017, this fund was named Oppenheimer Core Bond Fund.

b. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

d. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

3      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

4      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

2. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$2,426,728,925	$115,719,436	$—	$2,542,448,361
Total Assets	$2,426,728,925	$115,719,436	$—	$2,542,448,361

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses,

5      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Government Money Market Fund.

The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 3.06% of Master Loan, 8.99% of Master Event-Linked Bond and 29.64% of Master Inflation Protected Securities at period end.

6      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Domestic Equity Funds—49.7%
Oppenheimer Capital Appreciation Fund, Cl. I	2,750,773	$183,559,089
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,161,950	36,566,552
Oppenheimer Main Street Small Cap Fund, Cl. I	1,991,843	31,769,898
Oppenheimer Value Fund, Cl. I	5,189,564	199,123,554
		451,019,093
Foreign Equity Funds—50.2%
Oppenheimer Developing Markets Fund, Cl. I	1,340,698	56,590,868
Oppenheimer International Equity Fund, Cl. I	7,033,480	155,580,588
Oppenheimer International Growth Fund, Cl. I	4,047,553	175,663,781
Oppenheimer International Small-Mid Company Fund, Cl. I	1,382,921	67,099,334
		454,934,571
Total Investments, at Value (Cost $534,664,491)	99.9%	905,953,664
Net Other Assets (Liabilities)	0.1	694,131
Net Assets	100.0%	$906,647,795

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2017		Gross Additions		Gross Reductions		Shares October 31, 2017
Oppenheimer Capital Appreciation Fund, Cl. I	2,848,778		40,440		138,445		2,750,773
Oppenheimer Developing Markets Fund, Cl. I	1,419,854		32,536		111,692		1,340,698
Oppenheimer International Equity Fund, Cl. I	7,355,865		132,526		454,911		7,033,480
Oppenheimer International Growth Fund, Cl. I	4,236,807		77,983		267,237		4,047,553
Oppenheimer International Small- Mid Company Fund, Cl. I	1,425,838		17,702		60,619		1,382,921
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,199,448		15,492		52,990		1,161,950
Oppenheimer Main Street Small Cap Fund, Cl. I	2,068,309		31,353		107,819		1,991,843
Oppenheimer Value Fund, Cl. I	5,326,813		125,222		262,471		5,189,564

	Value		Income		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$183,559,089	$	—	$	(51,199)	$	28,327,809
Oppenheimer Developing Markets Fund, Cl. I	56,590,868		—		221,144		11,688,384
Oppenheimer International Equity Fund, Cl. I	155,580,588		—		934,250		31,314,859
Oppenheimer International Growth Fund, Cl. I	175,663,781		—		2,429,672		30,087,235

1      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

		Value		Income		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Oppenheimer International Small- Mid Company Fund, Cl. I	$	67,099,334	$	—	$	815,738	$	13,492,213
Oppenheimer Main Street Mid Cap Fund, Cl. I		36,566,552		—		(3,356)		2,321,073
Oppenheimer Main Street Small Cap Fund, Cl. I		31,769,898		—		180,395		3,185,584
Oppenheimer Value Fund, Cl. I		199,123,554		1,795,851		1,146,619		14,890,617
Total	$	905,953,664	$	1,795,851	$	5,673,263	$	135,307,774

2      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of

1940 (“1940 Act”), as amended, as a diversified open-end management investment company.

Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek capital appreciation. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York

Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

3      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

		Level 1— Unadjusted Quoted Prices		Level 2— Other Significant Observable Inputs		Level 3— Significant Unobservable Inputs		Value
Assets Table
Investments, at Value:
Investment Companies	$	905,953,664	$	—	$	—	$	905,953,664
Total Assets	$	905,953,664	$	—	$	—	$	905,953,664

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses,

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3. Investments and Risks (Continued)

including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

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Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	12/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	12/11/2017

By:	/s/ Brian S. Petersen

Brian S. Petersen
Principal Financial Officer
Date:	12/11/2017